Related parties - Key management personnel compensation (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key management personnel compensation [Abstract]
Short-term employee benefits		₩ 21,237	₩ 22,502	₩ 17,112
Severance benefits		731	419	979
Share-based payment transactions	[1]	12,343	4,944	6,787
Key management personnel compensation		₩ 34,311	₩ 27,865	₩ 24,878

[1]	The expenses of share-based payment transactions are the remuneration expenses during the vesting period.